Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2020
Post-employment benefits [Abstract]
Post-employment benefits - Post-employment benefits [Text Block]

Philips Group

Post-employment benefits

in millions of EUR

	United States		Germany		Other Countries		Total
	2019	2020	2019	2020	2019	2020	2019	2020
Present value of funded DBO	(1,738)	(568)	(630)	(649)	(317)	(304)	(2,684)	(1,521)
Present value of unfunded DBO	(148)	(141)	(351)	(344)	(166)	(147)	(666)	(633)
Total present value of DBO	(1,886)	(709)	(981)	(993)	(484)	(451)	(3,350)	(2,153)
Fair value of plan assets	1,743	613	524	543	259	247	2,526	1,403
Net balance sheet position	(143)	(95)	(457)	(450)	(224)	(205)	(824)	(750)

Post-employment benefits - Pre-tax costs for post-employment benefits [Text Block]

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

	2018	2019	2020
Defined-benefit plans	46	56	74
- included in income from operations	23	34	61
- included in financial expense	23	22	13
- included in Discontinued operations
Defined-contribution plans	327	346	366
- included in income from operations	327	346	366
- included in Discontinued operations
Post-employment benefits costs	374	401	440

Post-employment benefits - Defined-benefit obligations [Text Block]

Philips Group

Defined-benefit obligations

in millions of EUR

	2019	2020
Balance as of January 1	2,998	3,350
Service cost	36	39
Interest cost	99	71
Employee contributions	12	15
Actuarial (gains) / losses
- demographic assumptions	(52)	16
- financial assumptions	304	163
- experience adjustment	29	39
(Negative) past service cost	-	2
Settlements	(5)	(1,185)
Benefits paid from plan	(159)	(221)
Benefits paid directly by employer	(41)	(35)
Translation differences and other	130	(100)
Balance as of December 31	3,350	2,153

Post-employment benefits - Plan assets [Text Block]

Philips Group

Plan assets

in millions of EUR

	2019	2020
Balance as of January 1	2,164	2,526
Interest income on plan assets	77	58
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	305	268
Employee contributions	12	15
Employer contributions	28	34
Settlements	(1)	(1,205)
Benefits paid from plan	(159)	(221)
Translation differences and other	103	(71)
Balance as of December 31	2,526	1,403

Post-employment benefits - Plan assets allocation [Text Block]

Philips Group

Plan assets allocation

in millions of EUR

	2019	2020
Assets quoted in active markets
- Debt securities	1,476	782
- Equity securities
- Other	209	175

Assets not quoted in active markets
- Debt securities	9	7
- Equity securities	473	133
- Other	359	307
Total assets	2,526	1,403

Post-employment benefits - Assumptions used for defined-benefit obligations in the United States, Germany and the rest of the world [Text Block]

Philips Group

Assumptions used for defined-benefit obligations in the United States, Germany and the rest of the world in %

	US		Germany		Other		Total
	2019	2020	2019	2020	2019	2020	2019	2020
Discount rate	3.1%	2.3%	0.8%	0.6%	2.6%	2.2%	2.4%	1.5%
Inflation rate	2.0%	2.0%	1.8%	1.6%	1.9%	1.7%	1.9%	1.7%
Salary increase	0.0%	0.0%	2.5%	2.5%	2.8%	2.7%	2.6%	2.5%

Post-employment benefits - Sensitivity of key assumptions [Text Block]

Philips Group

Sensitivity of key assumptions

in millions of EUR

	2019	2020
Increase
Discount rate (1% movement)	(340)	(226)
Inflation rate (1% movement)	113	86
Salary increase (1% movement)	23	16
Longevity1)	90	51
Decrease
Discount rate (1% movement)	401	265
Inflation rate (1% movement)	(107)	(78)
Salary increase (1% movement)	(22)	(19)
1)The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.